Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivatives Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Asset Derivatives - Fair Value	53,409	$ 26,041
Liability Derivatives - Fair Value	2,599	13,427
Derivatives Designated as Hedging Instruments | Foreign currency forward exchange contracts | Other current assets
Derivatives, Fair Value [Line Items]
Asset Derivatives - Fair Value	420	40
Derivatives Designated as Hedging Instruments | Foreign currency forward exchange contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Liability Derivatives - Fair Value	0	17
Derivatives Designated as Hedging Instruments | Cross currency interest rate swaps | Other assets
Derivatives, Fair Value [Line Items]
Asset Derivatives - Fair Value	52,989	26,001
Derivatives Designated as Hedging Instruments | Cross currency interest rate swaps | Other liabilities
Derivatives, Fair Value [Line Items]
Liability Derivatives - Fair Value	2,599	13,410
Derivatives Designated as Hedging Instruments | Minimum
Derivatives, Fair Value [Line Items]
Period over which gains and losses are reclassified to earnings	10 years
Derivatives Designated as Hedging Instruments | Maximum
Derivatives, Fair Value [Line Items]
Period over which gains and losses are reclassified to earnings	15 years
Derivatives not designated as hedging instruments | Foreign currency forward exchange contracts | Other current assets
Derivatives, Fair Value [Line Items]
Asset Derivatives - Fair Value	4,065	1,216
Derivatives not designated as hedging instruments | Foreign currency forward exchange contracts | Other current liabilities
Derivatives, Fair Value [Line Items]
Liability Derivatives - Fair Value	4,618	$ 3,267